Investor Report
Mercedes-Benz Auto Receivables Trust 2019-1
Collection Period Ended

Amounts in USD
31-Dec-2022
Dates
Interest Period of the Class A-1 Notes (from... to)
Collection Period (from... to)
40
17-Jan-2023
Distribution Date
31-Dec-2022
1-Dec-2022
30/360 Days
Actual/360 Days
Collection Period No.
Determination Date
Interest Period of the Class A-2A, A-3 and A-4 Notes (from... to)
12-Jan-2023
Record Date
13-Jan-2023
30
33
17-Jan-2023
15-Dec-2022
15-Jan-2023
15-Dec-2022
Summary
Balance
Beginning
Ending
Principal
Payment
Principal per $1000
Face Amount
Initial
Note
Factor
Balance
Balance
0.00
0.00
0.00
Class A-1 Notes
0.000000
360,800,000.00
0.000000
0.00
0.00
0.00
Class A-2A Notes
0.000000
511,000,000.00
0.000000
0.00
0.00
0.00
Class A-2B Notes
0.000000
50,000,000.00
0.000000
0.00
0.00
0.00
Class A-3 Notes
0.000000
464,000,000.00
0.000000
128,421,977.48
13,020,901.17
115,401,076.31
Class A-4 Notes
101.282679
128,560,000.00
0.897644
128,421,977.48
115,401,076.31
13,020,901.17
Total Note Balance
1,514,360,000.00
Yield Supplement Overcollateralization Amount
Adjusted Pool Balance
Overcollateralization
4,719,387.20
38,830,160.91
167,252,138.39
38,830,160.91
Pool Balance
172,446,656.42
158,950,624.42
1,615,006,230.09
1,553,206,436.21
61,799,793.88
5,194,518.03
154,231,237.22
38,846,436.21
Initial Overcollateralization Amount
Target Overcollateralization Amount
Current Overcollateralization Amount
Amount
Percentage
38,830,160.91
2.50%
2.50%
38,846,436.21
2.50%
38,830,160.91
Interest Payment
Interest per
Interest & Principal
Payment
Interest & Principal Payment
per $1000 Face Amount
Interest Rate
$1000 Face Amount
Class A-1 Notes
0.000000%
0.00
0.000000
0.00
0.000000
Class A-2A Notes
2.040000%
0.00
0.000000
0.00
0.000000
Class A-2B Notes
4.497860%
0.00
0.000000
0.00
0.000000
Class A-3 Notes
1.940000%
0.00
0.000000
0.00
0.000000
Class A-4 Notes
2.040000%
218,317.36
1.698175
13,239,218.53
102.980854
$13,239,218.53
Total
$218,317.36

Investor Report
Mercedes-Benz Auto Receivables Trust 2019-1
Collection Period Ended

Amounts in USD
31-Dec-2022
Net Liquidation Proceeds
Investment Earnings
Reserve Fund Draw Amount
Available Funds
Interest Collections
Purchase Amounts
Principal Collections
98,128.15
Advances made by the Servicer
Available Collections
14,124,902.45
Recoveries
0.00
13,167,662.02
14,124,902.45
67,699.00
163,929.76
579,065.47
48,418.05
0.00
(1) Total Servicing Fee
(2) Total Trustee Fees and any Asset Representations Reviewer
fees (max. $250,000 p.a.)
Nonrecoverable Advances to the Servicer
143,705.55
0.00
0.00
(3) Interest Distributable Amount Class A Notes
(4) Priority Principal Distributable Amount
218,317.36
0.00
(5) To Reserve Fund to reach the Reserve Fund Required Amount
(6) Regular Principal Distributable Amount
(7) Additional Servicing Fee and Transition Costs
0.00
13,020,901.17
0.00
(8) Total Trustee Fees and any Asset Representations Reviewer
fees [not previously paid under (2)]
0.00
(9) Excess Collections to Certificateholders
Total Distribution
14,124,902.45
741,978.37
Distributions
Available Funds
Distribution Detail
Paid
Shortfall
Due
0.00
143,705.55
143,705.55
Total Servicing Fee
Total Trustee Fee
0.00
0.00
0.00
218,317.36
218,317.36
0.00
Monthly Interest Distributable Amount
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2A Notes
0.00
0.00
0.00
thereof on Class A-2B Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
218,317.36
0.00
218,317.36
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2A Notes
0.00
0.00
0.00
thereof on Class A-2B Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
218,317.36
218,317.36
0.00
Interest Distributable Amount Class A Notes
Priority Principal Distributable Amount
0.00
0.00
0.00
Regular Principal Distributable Amount
13,020,901.17
0.00
13,020,901.17
Aggregate Principal Distributable Amount
13,020,901.17
13,020,901.17
0.00

Investor Report
Mercedes-Benz Auto Receivables Trust 2019-1
Collection Period Ended

Amounts in USD
31-Dec-2022
Reserve Fund and Investment Earnings
Investment Earnings
Net Investment Earnings on the Reserve Fund
Reserve Fund
Reserve Fund Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fund Amount - Ending Balance
3,883,016.09
0.00
0.00
3,883,016.09
Reserve Fund Required Amount
plus top up Reserve Fund up to the Required Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Draw Amount
0.00
Investment Earnings for the Collection Period
Net Investment Earnings on the Collection Account
37,135.98
11,282.07
11,282.07
11,282.07
48,418.05
3,883,016.09
Notice to Investors

Investor Report
Mercedes-Benz Auto Receivables Trust 2019-1
Collection Period Ended

Amounts in USD
31-Dec-2022
Pool Statistics
Principal Gross Losses
Pool Data
1,615,006,230.09
4.05%
20.62
50.04
Cutoff Date Pool Balance
Amount
Number of Receivables
Pool Balance beginning of Collection Period
172,446,656.42
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchase Amounts
Pool Balance end of Collection Period
Weighted Average APR
3,747,530.57
97,651.98
230,718.00
158,950,624.42
14,230
15,147
Weighted Average Number of Remaining Payments
Weighted Average Seasoning (months)
As of Cutoff Date
Current
50,838
9,420,131.45
3.71%
52.01
Pool Factor
9.84%
12.33

Investor Report
Mercedes-Benz Auto Receivables Trust 2019-1
Collection Period Ended

Amounts in USD
31-Dec-2022
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Total
158,950,624.42
14,230
100.00%
91-120 Days Delinquent
13
0.13%
202,491.65
61-90 Days Delinquent
18
0.18%
289,279.62
31-60 Days Delinquent
67
0.66%
1,043,164.10
Current
99.03%
157,415,689.05
14,132
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency Trigger
60+ Delinquency Loans to EOP Aggregate Securitization Value
Delinquency Trigger occurred
2.302%
0.309%
No
Loss Statistics
Average Net Loss / (Gain)
6,651.10
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Month Average
0.287%
Third Prior Collection Period
Second Prior Collection Period
Prior Collection Period
Current Collection Period
0.017%
Principal Net Loss / (Gain) as % of Average Pool Balance (annualized):
5,340,831.26
2,310.42
Principal Net Loss / (Gain)
Principal Recoveries
161,096.70
10,640,915.08
Principal Net Liquidation Proceeds
67,310.88
7,874,900.61
Principal Gross Losses
230,718.00
23,856,646.95
13
803
Losses
(1)
Amount
Number of Receivables
Number of Receivables
Amount
Current
Cumulative
0.331%
(1) Losses include accounts that have been charged off with a balance remaining of less than $50. These accounts are excluded in the Number of Receivables count as they are not considered a charge-off on a defaulted loan.
0.301%
0.883%
(0.052%)